Northwestern Mutual Series Fund, Inc.
Supplement Dated June 25, 2021 to the
Statutory Prospectus Dated May 1, 2021
The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2021, (the “Prospectus”). You should read this Supplement together with the Prospectus.
Inflation Protection Portfolio – Portfolio Managers Update
Effective August 1, 2021, Brian Howell will no longer serve as a co-portfolio manager of the Inflation Protection Portfolio (the “Portfolio”). Accordingly, the “Portfolio Managers” information set forth in the Summary Section for the Portfolio in the Prospectus under “PORTFOLIO MANAGEMENT” is hereby replaced with the following:
“Portfolio Managers: James E. Platz, CFA, Vice President and Portfolio Manager, has served American Century as a portfolio manager since 2003 and has managed the Portfolio since 2008.
Robert V. Gahagan, Senior Vice President and Senior Portfolio Manager, has served American Century as a portfolio manager since 1991 and has managed the Portfolio since 2007.
Miguel Castillo, Portfolio Manager, has served American Century as a portfolio manager since 2014 and has managed the Portfolio since 2015.”
Also effective August 1, 2021, the following replaces the information that appears in the Prospectus under “THE INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers – Inflation Protection Portfolio”:
“American Century Investments uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets, corporate bonds, government bonds and municipal bonds, to manage fixed-income funds (such as the Portfolio). The listed portfolio managers are members of the team that manages the Inflation Protection Portfolio and are ultimately responsible for the day-to-day management of the Portfolio within its strategic investment parameters, which includes security selection and portfolio construction, as well as compliance with stated investment objectives.
James E. Platz, CFA, Vice President and Portfolio Manager, joined American Century Investments in October 2003 as a portfolio manager.
Robert V. Gahagan, Senior Vice President and Senior Portfolio Manager, joined American Century Investments in 1983 and became a portfolio manager in January 1991.
Miguel Castillo, Portfolio Manager, joined American Century Investments in February 2008 as a portfolio research analyst, served as a fixed income trader from 2008 to 2014, and has served as a Portfolio Manager on American Century Investment’s portfolio management team since 2014. He has served as a named portfolio manager of the Portfolio since 2015.
Mr. Gahagan serves on the American Century Investments’ Global Macro Strategy Team, which is responsible for periodically adjusting the Portfolio’s strategic investment parameters based on economic and market conditions.”
International Equity Portfolio – Average Annual Total Return Table Update
The Average Annual Total Return table set forth in the Summary Prospectus for the International Equity Portfolio is amended to change the reference related to an additional market index from the Lipper® Variable Insurance Products (VIP) International Multi-Cap Value Funds Average to the Lipper® Variable Insurance Products (VIP) International Large Cap Value Funds Average. In order to effectuate this update, the current table is deleted and replaced with the following:

Average Annual Total Return
(for periods ended December 31, 2020)
	1 Yr	5 Yr	10 Yr
International Equity Portfolio	-2.71%	3.12%	3.26%
MSCI® All Country World (ex-US) Index (Net)[1] (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	10.65%	8.93%	4.92%
MSCI® All Country World (ex-US) Index (Gross)[1] (reflects no deduction for fees, expenses or taxes)	11.13%	9.44%	5.40%
MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	7.82%	7.45%	5.51%
Lipper® Variable Insurance Products (VIP) International Large Cap Value Funds Average	0.77%	4.62%	3.67%
1   With respect to its broad-based benchmark, the Portfolio has elected to calculate the MSCI® All Country World (ex-US) Index net of withholding taxes on reinvested dividends rather than the MSCI® All Country World (ex-US) Index gross of withholding taxes on reinvested dividends because the net calculation more closely reflects the Portfolio’s performance for an investor.
Amendments to Investment Sub-Advisory Agreements with Certain Sub-Advisers
Effective February 24, 2021 the Board of Directors of the Fund approved an amendment to the investment sub-advisory agreement between Mason Street Advisors, LLC (“Mason Street Advisors”) and Wellington Management Company LLP (“Wellington Management”) with respect to the Mid Cap Growth Stock Portfolio. In approving the Amendment, the Fund relied on an Exemptive Order issued by the Securities and Exchange Commission that permits the Fund and Mason Street Advisors to amend investment sub-advisory agreements without shareholder approval so long as, among other conditions, shareholders are provided notice of the amendment. The Amendment modified the fee schedule applicable to the Mid Cap Growth Stock Portfolio managed by Wellington. The updated fee schedule is set forth in a supplement to the Fund’s Statement of Additional Information dated March 9, 2021.
Effective June 3, 2021 the Board of Directors of the Fund approved an amendment to the investment sub-advisory agreement between Mason Street Advisors, LLC (“Mason Street Advisors”) and Aberdeen Asset Managers Limited (“Aberdeen”) with respect to the Emerging Markets Equity Portfolio. In approving the Amendment, the Fund relied on an Exemptive Order issued by the Securities and Exchange Commission that permits the Fund and Mason Street Advisors to amend investment sub-advisory agreements without shareholder approval so long as, among other conditions, shareholders are provided notice of the amendment. The Amendment modified the fee schedule applicable to the Emerging Markets Equity Portfolio managed by Aberdeen. The updated fee schedule is set forth in a supplement to the Fund’s Statement of Additional Information dated June 25, 2021.
Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.
Inflation Protection Portfolio
Supplement Dated June 25, 2021
to the
Summary Prospectus for the Inflation Protection Portfolio Dated May 1, 2021
The following information supplements the Summary Prospectus for the Inflation Protection Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2021 (the “Summary Prospectus”). You should read this Supplement together with the Summary Prospectus.
Portfolio Managers Update
Effective August 1, 2021, Brian Howell will no longer serve as a co-portfolio manager of the Inflation Protection Portfolio (the “Portfolio”). Accordingly, the “Portfolio Managers” information set forth in the Summary Prospectus under “PORTFOLIO MANAGEMENT” is hereby replaced with the following:
“Portfolio Managers: James E. Platz, CFA, Vice President and Portfolio Manager, has served American Century as a portfolio manager since 2003 and has managed the Portfolio since 2008.
Robert V. Gahagan, Senior Vice President and Senior Portfolio Manager, has served American Century as a portfolio manager since 1991 and has managed the Portfolio since 2007.
Miguel Castillo, Portfolio Manager, has served American Century as a portfolio manager since 2014 and has managed the Portfolio since 2015.”
Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.
International Equity Portfolio
Supplement Dated June 25, 2021
to the
Summary Prospectus for the International Equity Portfolio Dated May 1, 2021
The following information supplements the Summary Prospectus for the International Equity Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2021 (the “Summary Prospectus”). You should read this Supplement together with the Summary Prospectus.
Average Annual Total Return Table Update
The Average Annual Total Return table set forth in the Summary Prospectus for the International Equity Portfolio is amended to change the reference related to an additional market index from the Lipper® Variable Insurance Products (VIP) International Multi-Cap Value Funds Average to the Lipper® Variable Insurance Products (VIP) International Large Cap Value Funds Average. In order to effectuate the update, the current table is deleted and replaced with the following:
Average Annual Total Return
(for periods ended December 31, 2020)
	1 Yr	5 Yr	10 Yr
International Equity Portfolio	-2.71%	3.12%	3.26%
MSCI® All Country World (ex-US) Index (Net)[1] (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	10.65%	8.93%	4.92%
MSCI® All Country World (ex-US) Index (Gross)[1] (reflects no deduction for fees, expenses or taxes)	11.13%	9.44%	5.40%
MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	7.82%	7.45%	5.51%
Lipper® Variable Insurance Products (VIP) International Large Cap Value Funds Average	0.77%	4.62%	3.67%
1 With respect to its broad-based benchmark, the Portfolio has elected to calculate the MSCI® All Country World (ex-US) Index net of withholding taxes on reinvested dividends rather than the MSCI® All Country World (ex-US) Index gross of withholding taxes on reinvested dividends because the net calculation more closely reflects the Portfolio’s performance for an investor.
Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.
Supplement Dated June 25, 2021 to the
Statement of Additional Information Dated May 1, 2021
This Supplement revises certain information contained in the Statement of Additional Information (the “SAI”) for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2021. You should read this Supplement together with the SAI.
Appendix D – Portfolio Manager Update – Inflation Protection Portfolio
Effective August 1, 2021, Brian Howell will no longer serve as a co-portfolio manager of the Inflation Protection Portfolio (the “Portfolio”). All references to Mr. Howell in the SAI are deleted.
Expense Limitation Agreement – Large Company Value Portfolio: Expiration Date Correction
The SAI is amended by replacing the “Expense Limitation Agreements” information relating to the Large Company Value Portfolio that appears on page B-60 under the sub-section of the SAI section titled “The Adviser,” under “INVESTMENT ADVISORY AND OTHER SERVICES” with the following:
Portfolio	Expense Cap	Expiration
Large Company Value…………………………….	0.80%	April 30, 2022
Fee Update – Emerging Markets Equity Portfolio
The SAI is amended by replacing the seventh sentence of the paragraph relating to Aberdeen Asset Managers Limited (“Aberdeen”) that appears on page B-64 under the sub-section of the SAI section titled “The Sub-Advisers,” under “INVESTMENT ADVISORY AND OTHER SERVICES” with the following:
“Effective July 1, 2021, for services to the Emerging Markets Equity Portfolio, Mason Street Advisors pays Aberdeen a fee at an annual rate equal to a percentage of the Portfolio’s average daily net assets of: 0.70% on the first $250 million in assets, 0.60% on the next $250 million, 0.50% on the next $500 million and 0.40% on assets over $1 billion.”
Please retain this Supplement for future reference.